Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents	$ 426,000	$ 1,304,000
Accounts Receivable, Net of Allowance for Doubtful Accounts of $660,000 and $756,000, respectively	9,906,000	8,050,000
Inventory	39,589,000	39,851,000
Prepaid Expenses and Other Current Assets	431,000	557,000
Prepaid Taxes	49,000	409,000
Assets Held for Sale, Net	0	6,050,000
Total Current Assets	50,401,000	56,221,000
Property and Equipment, net	11,112,000	12,219,000
Capitalized Engineering Costs - Net of Accumulated Amortization of $4,793,000 and $4,957,000, respectively	1,942,000	1,627,000
Deferred Financing Costs, Net, Deposits	1,355,000	1,096,000
Intangible Assets, net	1,173,000	1,754,000
Goodwill	9,883,000	9,883,000
TOTAL ASSETS	75,866,000	82,800,000
Current Liabilities
Notes Payable and Capitalized Lease Obligations - Current Portion	28,374,000	32,913,000
Notes Payable - Related Party - Current Portion	3,576,000	1,086,000
Accounts Payable and Accrued Expenses	15,017,000	16,160,000
Deferred Gain on Sale - Current Portion	38,000	38,000
Deferred Revenue	703,000	946,000
Liabilities Directly Associated with Assets Held for Sale	0	2,155,000
Income Taxes Payable	20,000	20,000
Total Current Liabilities	47,728,000	53,318,000
Long Term Liabilities
Notes Payable and Capitalized Lease Obligations - Net of Current Portion	2,332,000	2,971,000
Deferred Gain on Sale - Net of Current Portion	314,000	333,000
Deferred Rent	1,305,000	1,288,000
TOTAL LIABILITIES	51,679,000	57,910,000
Commitments and Contingencies
Stockholders' Equity
Preferred Stock - Par Value $.001 - Authorized 3,000,000 shares: Shares Designated as Series A Convertible Preferred Stock, Par Value $.001, Authorized 2,000,000 shares, 1,294,441 shares and 1,202,548 shares Issued and Outstanding at June 30 , 2017 and December 31, 2016, respectively, Aggregate liquidation preference $12,944,410 and $12,025,480, respectively	1,000	1,000
Common Stock - Par Value $. 001 - Authorized 25,000,000 Shares, 7,650,165 and 7,650,165 Shares Issued and Outstanding as of June 30, 2017 and December 31, 2016, respectively	7,000	7,000
Additional Paid-In Capital	58,286,000	55,862,000
Accumulated Deficit	(34,107,000)	(30,980,000)
TOTAL STOCKHOLDERS' EQUITY	24,187,000	24,890,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 75,866,000	$ 82,800,000